Comprehensive Earnings (Components of Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrecognized gains (losses) on derivatives, net of tax, beginning of period	$ 84.8			$ 84.8
Net unrealized gains on marketable securities, net of tax, beginning of period	0.3			0.3
Net unrecognized losses and prior service cost related to defined benefit plans, net of tax, beginning of period	(8.7)			(8.7)
Foreign currency translation adjustment, beginning of period	(316.5)			(316.5)
Accumulated other comprehensive loss, net of tax, beginning of period	(240.1)			(240.1)
Net sales	7,646.5	6,856.6	6,750.2
Interest expense	(333.2)	(313.3)	(308.7)
Other (expense) income, net	(44.9)	(74.9)	3.5
Net other comprehensive earnings (loss), before tax	(974.5)	(747.3)	(804.2)
Other comprehensive earnings (loss), before tax	(817.3)	(86.2)	4.0
Income tax related to items of other comprehensive (loss) earnings, derivatives	(41.4)	(120.8)	(161.2)
Net unrecognized gains (losses) on derivatives, net of tax, end of period	(28.4)	84.8
Net unrealized gains on marketable securities, net of tax, end of period	0.3	0.3
Net unrealized gains on marketable securities, net of tax, end of period	(19.5)	(8.7)
Foreign currency translation adjustment, end of period	(939.4)	(316.5)
Accumulated other comprehensive loss, net of tax, end of period	(987.0)	(240.1)
Change in unrecognized (loss) gain and prior service cost related to defined benefit plans	(11.8)	8.2	(10.9)
Net unrecognized gain (loss) on derivatives	(182.6)	180.4	18.5
Net unrealized (loss) gain on marketable securities	0	(1.1)	(0.1)
Gains and Losses on Derivatives in Cash Flow Hedging Relationships
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrecognized gains (losses) on derivatives, net of tax, beginning of period	84.8	(30.8)		84.8
Other comprehensive (loss) earnings before reclassifications, before tax	(231.1)	117.6
Other comprehensive earnings (loss), before tax	(182.6)	180.4
Net unrecognized gains (losses) on derivatives, net of tax, end of period	(28.4)	84.8	(30.8)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			(28.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax			(46.6)
Net unrecognized gain (loss) on derivatives			18.5
Gains and Losses on Derivatives in Cash Flow Hedging Relationships | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net other comprehensive earnings (loss), before tax	48.5	62.8
Income tax related to items of other comprehensive (loss) earnings, derivatives	(69.4)	64.8
Gains and Losses on Derivatives in Cash Flow Hedging Relationships | Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net sales	(47.9)	(60.5)
Gains and Losses on Derivatives in Cash Flow Hedging Relationships | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest expense	0.6	(1.5)
Other (expense) income, net		(0.8)
Gains and Losses on Marketable Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains on marketable securities, net of tax, beginning of period	0.3	1.0		0.3
Other comprehensive (loss) earnings before reclassifications, before tax	0	(1.2)
Other comprehensive earnings (loss), before tax	0	(1.1)
Net unrealized gains on marketable securities, net of tax, end of period	0.3	0.3	1.0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax			0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax			0.1
Net unrealized (loss) gain on marketable securities			(0.1)
Gains and Losses on Marketable Securities | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense) income, net		(0.1)
Net other comprehensive earnings (loss), before tax	0	0.1
Income tax related to items of other comprehensive (loss) earnings, derivatives	0	(0.4)
Defined Benefit Plan Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrecognized losses and prior service cost related to defined benefit plans, net of tax, beginning of period	(8.7)	(13.9)		(8.7)
Other comprehensive (loss) earnings before reclassifications, before tax	(12.8)	9.7
Amortization of actuarial loss included in SG&A expenses			(0.4)
Other comprehensive earnings (loss), before tax	(11.8)	8.2
Net unrealized gains on marketable securities, net of tax, end of period	(19.5)	(8.7)	(13.9)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax			(13.3)
Other Comprehensive Income (Loss), Reclassification of Defined Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Costs, before Tax			(2.0)
Change in unrecognized (loss) gain and prior service cost related to defined benefit plans			(10.9)
Defined Benefit Plan Items | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of prior service costs included in SG&A expenses	0.3	(0.3)
Amortization of actuarial loss included in SG&A expenses	(0.7)	1.2
Net other comprehensive earnings (loss), before tax	1.0	(1.5)
Income tax related to items of other comprehensive (loss) earnings, derivatives	(1.0)	3.0
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment, beginning of period	(316.5)	(42.8)		(316.5)
Other comprehensive (loss) earnings before reclassifications, before tax	(622.9)	(273.7)
Other comprehensive earnings (loss), before tax	(622.9)	(273.7)
Foreign currency translation adjustment, end of period	(939.4)	(316.5)
Foreign Currency Translation Adjustment | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net other comprehensive earnings (loss), before tax	0	0
Income tax related to items of other comprehensive (loss) earnings, derivatives	0	0
Accumulated Other Comprehensive Earnings (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net of tax, beginning of period	(240.1)	(86.5)		(240.1)
Other comprehensive (loss) earnings before reclassifications, before tax	(866.8)	(147.6)
Other comprehensive earnings (loss), before tax		(86.2)		(817.3)
Accumulated other comprehensive loss, net of tax, end of period	(987.0)	(240.1)
Accumulated Other Comprehensive Earnings (Loss) | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense) income, net		(0.1)
Amortization of prior service costs included in SG&A expenses	0.3	(0.3)
Amortization of actuarial loss included in SG&A expenses	(0.7)	1.2
Net other comprehensive earnings (loss), before tax	49.5	(61.4)
Income tax related to items of other comprehensive (loss) earnings, derivatives		67.4		(70.4)
Accumulated Other Comprehensive Earnings (Loss) | Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net sales	(47.9)	(60.5)
Accumulated Other Comprehensive Earnings (Loss) | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest expense	(0.6)	(1.5)
Other (expense) income, net		$ (0.8)